Earnings (Loss) Per Share - Additional Information (Detail)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Method used to compute net loss per share of non controlling shareholders and controlling shareholders common stock		two-class method
Common stock equivalents outstanding	45,100,000		11,100,000	24,000,000	11,500,000	9,200,000	4,900,000	40,000.0